UNAUDITED CONDENSED STATEMENTS OF OPERATIONS - USD ($)		3 Months Ended						6 Months Ended		9 Months Ended
	Mar. 31, 2021	Sep. 30, 2022		Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021		Sep. 30, 2021		Sep. 30, 2022		Dec. 31, 2021
Formation and operating costs		$ 2,407,767				$ 0		$ 15,859		$ 5,674,326		$ 233,253
Loss from operations		(2,407,767)				0		(15,859)		(5,674,326)		(233,253)
Other income:
Interest income - bank		16				0		0		55		17
Interest earned on cash held in Trust Account		1,058,906				0		0		1,399,325		4,006
Other income		1,058,922				0		0		1,399,380		4,023
Net loss	$ (15,859)	$ (1,348,845)		$ (162,106)	$ (2,763,995)	$ 0		$ (15,859)		$ (4,274,946)		$ (229,230)
Class A Redeemable Ordinary Share
Other income:
Weighted average shares outstanding, basic		23,000,000				0		0		23,000,000		5,102,113
Weighted average shares outstanding, diluted		23,000,000				0		0.00		23,000,000		5,102,113
Basic net loss per share		$ (0.04)				$ 0		$ 0		$ (0.13)		$ (0.02)
Diluted net loss per share		$ (0.04)				$ 0.00		$ 0.00		$ (0.13)		$ (0.02)
Non-redeemable Class A and Class B Ordinary Shares
Other income:
Weighted average shares outstanding, basic		9,110,000	[1]			7,000,000	[1]	7,000,000	[1]	9,110,000	[1]	8,285,141
Weighted average shares outstanding, diluted		9,110,000	[1]			7,000,000	[1]	7,000,000	[1]	9,110,000	[1]	8,285,141
Basic net loss per share		$ (0.04)				$ 0		$ 0		$ (0.13)		$ (0.02)
Diluted net loss per share		$ (0.04)				$ 0.00		$ 0.00		$ (0.13)		$ (0.02)

[1]	On April 17, 2021 an aggregate of 7,187,500 Class B ordinary shares (“Founder Shares”) were issued to the Sponsor for an aggregate purchase price of $25,000. On September 20, 2021, the Company effected a 1.12 share dividend for each Class B ordinary share outstanding, resulting in 8,050,000 Founder Shares being held by the Sponsor. Up to 1,050,000 Founder Shares were subject to forfeiture by the Sponsor, depending on the extent to which the Underwriters’ over-allotment option was exercised. On October 29, 2021, the Underwriters fully exercised the over-allotment option. As a result, none of the Class B ordinary shares are subject to forfeiture any longer.